Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Jan. 02, 2024	Jan. 03, 2023	Dec. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the Company’s “pay versus performance” disclosure below. This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Per SEC rules, CAP was created by adjusting the Summary Compensation Table (“SCT”) total values for the applicable year as described in the footnotes to the following table. Please refer to our “Compensation Discussion and Analysis” section for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
The following table sets forth information concerning the compensation of our Named Executive Officers (“NEOs”) for each of the fiscal years ended December 28, 2021; January 3, 2023; January 2, 2024; December 31, 2024; and December 30, 2025, and our financial performance for each such fiscal year:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	CAP to PEO ($)(2)	Average SCT Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (millions $)	Company Selected Measure: Adjusted EBITDAR (millions $)(4)
2025	8,419,852	10,443,388	2,194,886	2,584,464	150.15	93.51	148	621
2024	8,163,835	14,891,351	2,133,141	3,357,423	139.54	110.40	157	575
2023	7,658,919	7,434,904	1,953,855	1,881,426	98.29	92.01	101	498
2022	7,181,744	3,567,483	1,802,879	1,203,895	89.62	77.48	43	418
2021	7,375,204	8,556,512	1,877,590	2,038,099	107.25	97.35	72	450

(1)
The Principal Executive Officer (“PEO”) in all five reporting years is our CEO, David Overton. The NEOs in all five reporting years are David M. Gordon, Matthew E. Clark, Scarlett May and Keith T. Carango.

(2)
CAP amount to our PEO and NEOs, as shown in columns (c) and (e) above in fiscal 2025 reflects the respective amounts shown in columns (b) and (d) of the table shown above, with adjustments shown below as determined by the SEC rules:

Year	SCT Total ($)	Minus SCT Equity ($)	Plus (Minus) End of Fiscal Year Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)
Plus
(Minus)
Change
As of the
End of the
Covered
Fiscal Year
(From the
End of
the Prior
Fiscal Year)
in Fair
Value of
Any
Awards
Granted in
Any Prior
Fiscal Year
That Are
Outstanding
and Unvested
As of the
End of the
Covered
Fiscal Year
($)

Plus
(Minus)
Change
As of the
Vesting
Date
(From the
End of
the Prior
Fiscal Year)
in Fair
Value of
Any Awards
Granted in
any Prior
Fiscal Year
for Which
All Applicable
Vesting
Conditions
Were
Satisfied at
the End of
or During the
Covered
Year
($)
						Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2025	8,419,852	5,902,124	5,683,582	917,181	1,028,872	296,025	10,443,388
2024	8,163,835	5,700,105	8,210,763	3,122,612	888,954	205,292	14,891,351
2023	7,658,919	5,600,595	4,594,289	(93,689)	825,115	50,865	7,434,904
2022	7,181,744	5,301,316	4,337,067	(3,049,619)	300,636	98,971	3,567,483
2021	7,375,204	5,099,931	3,871,411	337,172	2,072,656	—	8,556,512
Average Non-PEO NEOs
2025	2,194,886	1,051,513	1,012,578	174,849	203,121	50,543	2,584,464
2024	2,133,141	981,549	1,483,374	547,549	141,378	33,530	3,357,423
2023	1,953,855	948,081	746,742	(14,144)	132,562	10,492	1,881,426
2022	1,802,879	904,085	739,642	(488,921)	38,398	15,982	1,203,895
2021	1,877,590	869,091	659,744	57,936	311,920	—	2,038,099
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based restricted stock awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on the expected dividend rate as of the date of the applicable revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 30, 2025 and prior fiscal years.
(3)
For the relevant fiscal year, represents the cumulative total shareholder return indexed to an initial investment of  $100 per share of the S&P 600 Restaurants Index on December 29, 2020.

(4)
Adjusted EBITDAR is a non-GAAP measure and is defined and reconciled from GAAP net income in Appendix A of this proxy statement.

Company Selected Measure Name	Adjusted EBITDAR
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) in all five reporting years is our CEO, David Overton. The NEOs in all five reporting years are David M. Gordon, Matthew E. Clark, Scarlett May and Keith T. Carango.

Peer Group Issuers, Footnote	(3) For the relevant fiscal year, represents the cumulative total shareholder return indexed to an initial investment of $100 per share of the S&P 600 Restaurants Index on December 29, 2020.
PEO Total Compensation Amount	$ 8,419,852	$ 8,163,835	$ 7,658,919	$ 7,181,744	$ 7,375,204
PEO Actually Paid Compensation Amount	$ 10,443,388	14,891,351	7,434,904	3,567,483	8,556,512
Adjustment To PEO Compensation, Footnote
(2)
CAP amount to our PEO and NEOs, as shown in columns (c) and (e) above in fiscal 2025 reflects the respective amounts shown in columns (b) and (d) of the table shown above, with adjustments shown below as determined by the SEC rules:

Year	SCT Total ($)	Minus SCT Equity ($)	Plus (Minus) End of Fiscal Year Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)
Plus
(Minus)
Change
As of the
End of the
Covered
Fiscal Year
(From the
End of
the Prior
Fiscal Year)
in Fair
Value of
Any
Awards
Granted in
Any Prior
Fiscal Year
That Are
Outstanding
and Unvested
As of the
End of the
Covered
Fiscal Year
($)

Plus
(Minus)
Change
As of the
Vesting
Date
(From the
End of
the Prior
Fiscal Year)
in Fair
Value of
Any Awards
Granted in
any Prior
Fiscal Year
for Which
All Applicable
Vesting
Conditions
Were
Satisfied at
the End of
or During the
Covered
Year
($)
						Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2025	8,419,852	5,902,124	5,683,582	917,181	1,028,872	296,025	10,443,388
2024	8,163,835	5,700,105	8,210,763	3,122,612	888,954	205,292	14,891,351
2023	7,658,919	5,600,595	4,594,289	(93,689)	825,115	50,865	7,434,904
2022	7,181,744	5,301,316	4,337,067	(3,049,619)	300,636	98,971	3,567,483
2021	7,375,204	5,099,931	3,871,411	337,172	2,072,656	—	8,556,512
Average Non-PEO NEOs
2025	2,194,886	1,051,513	1,012,578	174,849	203,121	50,543	2,584,464
2024	2,133,141	981,549	1,483,374	547,549	141,378	33,530	3,357,423
2023	1,953,855	948,081	746,742	(14,144)	132,562	10,492	1,881,426
2022	1,802,879	904,085	739,642	(488,921)	38,398	15,982	1,203,895
2021	1,877,590	869,091	659,744	57,936	311,920	—	2,038,099
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based restricted stock awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on the expected dividend rate as of the date of the applicable revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 30, 2025 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 2,194,886	2,133,141	1,953,855	1,802,879	1,877,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,584,464	3,357,423	1,881,426	1,203,895	2,038,099
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP amount to our PEO and NEOs, as shown in columns (c) and (e) above in fiscal 2025 reflects the respective amounts shown in columns (b) and (d) of the table shown above, with adjustments shown below as determined by the SEC rules:

Year	SCT Total ($)	Minus SCT Equity ($)	Plus (Minus) End of Fiscal Year Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year ($)
Plus
(Minus)
Change
As of the
End of the
Covered
Fiscal Year
(From the
End of
the Prior
Fiscal Year)
in Fair
Value of
Any
Awards
Granted in
Any Prior
Fiscal Year
That Are
Outstanding
and Unvested
As of the
End of the
Covered
Fiscal Year
($)

Plus
(Minus)
Change
As of the
Vesting
Date
(From the
End of
the Prior
Fiscal Year)
in Fair
Value of
Any Awards
Granted in
any Prior
Fiscal Year
for Which
All Applicable
Vesting
Conditions
Were
Satisfied at
the End of
or During the
Covered
Year
($)
						Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Calculated CAP ($)
PEO
2025	8,419,852	5,902,124	5,683,582	917,181	1,028,872	296,025	10,443,388
2024	8,163,835	5,700,105	8,210,763	3,122,612	888,954	205,292	14,891,351
2023	7,658,919	5,600,595	4,594,289	(93,689)	825,115	50,865	7,434,904
2022	7,181,744	5,301,316	4,337,067	(3,049,619)	300,636	98,971	3,567,483
2021	7,375,204	5,099,931	3,871,411	337,172	2,072,656	—	8,556,512
Average Non-PEO NEOs
2025	2,194,886	1,051,513	1,012,578	174,849	203,121	50,543	2,584,464
2024	2,133,141	981,549	1,483,374	547,549	141,378	33,530	3,357,423
2023	1,953,855	948,081	746,742	(14,144)	132,562	10,492	1,881,426
2022	1,802,879	904,085	739,642	(488,921)	38,398	15,982	1,203,895
2021	1,877,590	869,091	659,744	57,936	311,920	—	2,038,099
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based restricted stock awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on the expected dividend rate as of the date of the applicable revaluation date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 30, 2025 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List.   We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our Named Executive Officers for the fiscal year ended December 30, 2025 to Company performance:
•
Adjusted EBITDAR;

•
Revenue growth;

•
Adjusted annual earnings per share; and

•
Adjusted annual controllable profit.

For additional details regarding our most important financial performance measures, please see the section titled “Compensation Discussion and Analysis—Principal Elements of Compensation” in this Proxy Statement.

Total Shareholder Return Amount	$ 150.15	139.54	98.29	89.62	107.25
Peer Group Total Shareholder Return Amount	93.51	110.4	92.01	77.48	97.35
Net Income (Loss)	$ 148,000,000	$ 157,000,000	$ 101,000,000	$ 43,000,000	$ 72,000,000
Company Selected Measure Amount	621,000,000	575,000,000	498,000,000	418,000,000	450,000,000
PEO Name	David Overton
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Non-GAAP Measure Description	(4) Adjusted EBITDAR is a non-GAAP measure and is defined and reconciled from GAAP net income in Appendix A of this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted annual earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted annual controllable profit
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,902,124)	$ (5,700,105)	$ (5,600,595)	$ (5,301,316)	$ (5,099,931)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,683,582	8,210,763	4,594,289	4,337,067	3,871,411
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	917,181	3,122,612	(93,689)	(3,049,619)	337,172
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,028,872	888,954	825,115	300,636	2,072,656
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,025	205,292	50,865	98,971
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,051,513)	(981,549)	(948,081)	(904,085)	(869,091)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,012,578	1,483,374	746,742	739,642	659,744
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,849	547,549	(14,144)	(488,921)	57,936
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,121	141,378	132,562	38,398	311,920
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 50,543	$ 33,530	$ 10,492	$ 15,982